UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Mission Global Advisors, LLC

Address:    460 Park Avenue, 15th Floor
            New York, New York 10022

13F File Number: 028-13385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Edward W. Assad
Title:      Managing Member
Phone:      (212) 909 1604

Signature, Place and Date of Signing:


/s/ Edward W. Assad              New York, New York          April 27, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total:  $17,860
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13387               Mission Global Asset Master Fund, Ltd.

2.    028-13215               Opus Trading Fund, LLC

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2010
COLUMN 1                     COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6       COL 7        COLUMN 8

                             TITLE OF                 VALUE    SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP      (x1000)  PRN AMT PRN CALL  DISCRETION      MNGRS   SOLE    SHARED NONE
--------------               --------      -----      -------  ------- --- ----  ----------      -----   ----    ------ ----
ALLIED CAP CORP NEW            COM       01903Q108      71      14,300 SH        SHARED-DEFINED   1       14,300
ALLIED CAP CORP NEW            COM       01903Q108      58      11,700 SH        SHARED-OTHER     2       11,700
AMERICAN APPAREL INC           COM       023850100     100      33,000 SH        SHARED-DEFINED   1       33,000
AMERICAN APPAREL INC           COM       023850100      82      27,000 SH        SHARED-OTHER     2       27,000
AT&T INC                       COM       00206R102     199       7,700 SH        SHARED-DEFINED   1        7,700
AT&T INC                       COM       00206R102     163       6,300 SH        SHARED-OTHER     2        6,300
BANK OF AMERICA CORPORATION    COM       060505104   2,111     118,250 SH        SHARED-DEFINED   1      118,250
BANK OF AMERICA CORPORATION    COM       060505104   1,727      96,750 SH        SHARED-OTHER     2       96,750
CAPITAL TRUST INC MD         CL A NEW    14052H506      34      22,000 SH        SHARED-DEFINED   1       22,000
CAPITAL TRUST INC MD         CL A NEW    14052H506      28      18,000 SH        SHARED-OTHER     2       18,000
CITIGROUP INC                  COM       172967101   2,060     508,750 SH        SHARED-DEFINED   1      508,750
CITIGROUP INC                  COM       172967101   1,686     416,250 SH        SHARED-OTHER     2      416,250
CONSOL ENERGY INC              COM       20854P109     704      16,500 SH        SHARED-DEFINED   1       16,500
CONSOL ENERGY INC              COM       20854P109     576      13,500 SH        SHARED-OTHER     2       13,500
DIVX INC                       COM       255413106     347      48,400 SH        SHARED-DEFINED   1       48,400
DIVX INC                       COM       255413106     284      39,600 SH        SHARED-OTHER     2       39,600
EXXON MOBIL CORP               COM       30231G102     184       2,750 SH        SHARED-DEFINED   1        2,750
EXXON MOBIL CORP               COM       30231G102     151       2,250 SH        SHARED-OTHER     2        2,250
GENERAL ELECTRIC CO            COM       369604103   2,202     121,000 SH        SHARED-DEFINED   1      121,000
GENERAL ELECTRIC CO            COM       369604103   1,802      99,000 SH        SHARED-OTHER     2       99,000
MF GLOBAL HOLDINGS LTD         COM       55277J108     666      82,500 SH        SHARED-DEFINED   1       82,500
MF GLOBAL HOLDINGS LTD         COM       55277J108     545      67,500 SH        SHARED-OTHER     2       67,500
RESEARCH IN MOTION LTD         COM       760975102     814      11,000 SH        SHARED-DEFINED   1       11,000
RESEARCH IN MOTION LTD         COM       760975102     666       9,000 SH        SHARED-OTHER     2        9,000
WILLBROS GROUP INC             COM       969203108     330      27,500 SH        SHARED-DEFINED   1       27,500
WILLBROS GROUP INC             COM       969203108     270      22,500 SH        SHARED-OTHER     2       22,500

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